PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid expenses and other current assets
	June 30,	December 31,
	2023	2022
	(unaudited)
Receivable from Minjiang University	-	$1,520,472
Prepaid expenses	189,610	1,350,171
Security deposits	171,726	178,947
Receivable from Fuzhou Education Bureau	22,982	126,441
Receivable from Melbourne Institute of Technology	24,154	119,903
Prepayments	204,308	300,133
Subtotal	612,780	3,596,067
Allowance for doubtful accounts	(189,496)	(120,353)
Prepaid expenses and other current assets, net	$423,284	$3,475,714
	June 30,	December 31,
	2023	2022
	(unaudited)
Beginning balance	$120,353	-
Movements during the period	78,061	122,930
Exchange rate difference	(8,918)	(2,577)
Ending balance	$189,496	$120,353